Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of other borrowed funds

	December 31,
	2020	2019

	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$—	$190,000
Rate on balance outstanding at year end	—%	1.48%
Average daily balance	$110,776	$190,431
Average rate	1.19%	2.60%
Maximum amount outstanding at any month end	$292,000	$371,775
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$436,327	$436,511
Rate on balance outstanding at year end	1.73%	1.73%
Average daily balance	$436,411	$436,593
Average rate	1.71%	1.71%
Maximum amount outstanding at any month end	$436,495	$436,675

(1)	Long-term advances at December 31, 2020 and December 31, 2019 consisted of both amortizing and non-amortizing advances. The non-amortizing advances mature in the following increments: $75,000,000 in July 2028, $100,000,000 in March 2033 and $250,000,000 in August 2033 and are callable by the FHLB on a quarterly basis. Two amortizing advances are outstanding at December 31, 2020 in the amounts of $3,091,000 and $8,236,000 and mature in December 2033 and November 2033, respectively. The amortization on the amortizing long-term advances totals approximately $189,000, $194,000, $199,000, $204,000 and $210,000 for the years ending December 31, 2021, December 31,
2022, December 31, 2023, December 31, 2024 and December 31, 2025, respectively.